GOODWILL (Schedule of Carrying Value of Goodwill by Reportable Segments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Jul. 31, 2015
Goodwill [Line Items]
Beginning balance	$ 320,424	$ 76,020
Increase in goodwill related to acquisition	21,483	243,916
Decrease in goodwill related to disposal	(2,033)
Impairment loss	(2,241)
Foreign currency translation adjustment	(18,353)	488
Ending balance	319,280	$ 320,424
NQ Shenzhen [Member]
Goodwill [Line Items]
Impairment loss	$ (2,241)
Disposal Group Including Discontinued Operation Divestment Percentage	100.00%		100.00%